Commitments, Guarantees and Contingencies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2019
Contractual Commitments
Less than 1 year		$ 1,321,400,000
For 2-3 years		1,484,300,000
For 4-5 years		631,000,000
After 5 years		1,472,200,000
Total Contractual Commitments		4,908,900,000
Commitments, Guarantees and Contingencies (Textuals)
Revolving Credit Facilities		4,000,000,000
Disposal, Assessed Fees and Related Interest	[1]	273,600,000	$ 268,600,000
Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		60,600,000
Pollution Control Bonds Supported by Bilateral Letters of Credit
Variable Rate PCBs Supported		45,000,000
Commitments, Guarantees and Contingencies (Textuals)
Letters of Credit Limit		1,200,000,000
Uncommitted Facility		305,000,000
Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals)
Guarantees of Mine Reclamation, Amount		140,000,000
Estimated Final Cost Mine Reclamation		107,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs		75,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent		80,000,000
Amount Collected, Rider Mine Close Other Assets Noncurrent		5,000,000
Equity Method Investee [Member]
Commitments, Guarantees and Contingencies (Textuals)
Maximum Potential Amount of Future Payments Associated with Guarantee		75,000,000
Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	1,081,700,000
For 2-3 years	[2]	1,020,700,000
For 4-5 years	[2]	306,700,000
After 5 years	[2]	135,000,000
Total Contractual Commitments	[2]	2,544,100,000
Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		239,700,000
For 2-3 years		463,600,000
For 4-5 years		324,300,000
After 5 years		1,337,200,000
Total Contractual Commitments		2,364,800,000
AEP Texas Inc. [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility	[3]	2,800,000
AEP Texas Inc. [Member] | Letters of Credit [Member] | Subsequent Event [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility					$ 2,200,000
Appalachian Power Co [Member]
Contractual Commitments
Less than 1 year		428,800,000
For 2-3 years		462,100,000
For 4-5 years		82,400,000
After 5 years		318,200,000
Total Contractual Commitments		1,291,500,000
Appalachian Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	391,800,000
For 2-3 years	[2]	390,100,000
For 4-5 years	[2]	8,400,000
After 5 years	[2]	500,000
Total Contractual Commitments	[2]	790,800,000
Appalachian Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		37,000,000
For 2-3 years		72,000,000
For 4-5 years		74,000,000
After 5 years		317,700,000
Total Contractual Commitments		500,700,000
Indiana Michigan Power Co [Member]
Contractual Commitments
Less than 1 year		378,200,000
For 2-3 years		557,100,000
For 4-5 years		354,200,000
After 5 years		406,100,000
Total Contractual Commitments		1,695,600,000
Commitments, Guarantees and Contingencies (Textuals)
Disposal, Assessed Fees and Related Interest	[1]	273,600,000	268,600,000
Indiana Michigan Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	251,400,000
For 2-3 years	[2]	293,100,000
For 4-5 years	[2]	187,800,000
After 5 years	[2]	83,800,000
Total Contractual Commitments	[2]	816,100,000
Indiana Michigan Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		126,800,000
For 2-3 years		264,000,000
For 4-5 years		166,400,000
After 5 years		322,300,000
Total Contractual Commitments		879,500,000
Ohio Power Co [Member] | Letters of Credit [Member]
Maximum Future Payments for Letters of Credit Under Uncommitted Facilities
Maximum Future Payments for Letters of Credit Issued Under the Uncommitted Facility		600,000
Ohio Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		31,000,000
For 2-3 years		59,200,000
For 4-5 years		60,200,000
After 5 years		338,600,000
Total Contractual Commitments		489,000,000
Public Service Co Of Oklahoma [Member]
Contractual Commitments
Less than 1 year		151,400,000
For 2-3 years		251,900,000
For 4-5 years		95,400,000
After 5 years		226,200,000
Total Contractual Commitments		724,900,000
Public Service Co Of Oklahoma [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	58,400,000
For 2-3 years	[2]	69,700,000
For 4-5 years	[2]	20,100,000
After 5 years	[2]	0
Total Contractual Commitments	[2]	148,200,000
Public Service Co Of Oklahoma [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		93,000,000
For 2-3 years		182,200,000
For 4-5 years		75,300,000
After 5 years		226,200,000
Total Contractual Commitments		576,700,000
Southwestern Electric Power Co [Member]
Contractual Commitments
Less than 1 year		142,200,000
For 2-3 years		194,500,000
For 4-5 years		82,800,000
After 5 years		125,800,000
Total Contractual Commitments		545,300,000
Southwestern Electric Power Co [Member] | Guarantees of Third Party Obligations [Member]
Commitments, Guarantees and Contingencies (Textuals)
Guarantees of Mine Reclamation, Amount		140,000,000
Estimated Final Cost Mine Reclamation		107,000,000
Total Amount Collected through a Rider for Final Mine Closure and Reclamation Costs		75,000,000
Amount Collected through a Rider for Final Mine Closure - ARO Noncurrent		80,000,000
Amount Collected, Rider Mine Close Other Assets Noncurrent		5,000,000
Southwestern Electric Power Co [Member] | Fuel Purchase Contracts [Member]
Contractual Commitments
Less than 1 year	[2]	108,800,000
For 2-3 years	[2]	132,100,000
For 4-5 years	[2]	32,600,000
After 5 years	[2]	0
Total Contractual Commitments	[2]	273,500,000
Southwestern Electric Power Co [Member] | Energy and Capacity Purchase Contracts [Member]
Contractual Commitments
Less than 1 year		33,400,000
For 2-3 years		62,400,000
For 4-5 years		50,200,000
After 5 years		125,800,000
Total Contractual Commitments		271,800,000
Decommissioning and Low Level Waste Accumulation Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals)
Cost of Decommissioning and Disposal of Radioactive Waste		2,000,000,000
Additional Ongoing Costs for Post Decommissioning Storage of SNF		6,000,000
Subsequent Decommissioning of the Spent Fuel Storage Facility		37,000,000
Amount Recovered in Rates for Decommissioning Costs		8,000,000	9,000,000	$ 9,000,000
Decommissioning Fund Investments, Fair Value		2,200,000,000	2,200,000,000
Decommissioning and Low Level Waste Accumulation Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
Cost of Decommissioning and Disposal of Radioactive Waste		2,000,000,000
Additional Ongoing Costs for Post Decommissioning Storage of SNF		6,000,000
Subsequent Decommissioning of the Spent Fuel Storage Facility		37,000,000
Amount Recovered in Rates for Decommissioning Costs		8,000,000	9,000,000	9,000,000
Decommissioning Fund Investments, Fair Value		2,200,000,000	2,200,000,000
Spent Nuclear Fuel Disposal [Member]
Commitments, Guarantees and Contingencies (Textuals)
DOE SNF Disposal Fee		0
Disposal, Assessed Fees and Related Interest		274,000,000	269,000,000
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		317,000,000	312,000,000
Recovery of Spent Nuclear Fuel Storage Costs		11,000,000	22,000,000	6,000,000
Current Amount Recoverable from the Federal Government		8,000,000	11,000,000
Noncurrent Amount Recoverable from the Federal Government		23,000,000	5,000,000
Spent Nuclear Fuel Disposal [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
DOE SNF Disposal Fee		0
Disposal, Assessed Fees and Related Interest		274,000,000	269,000,000
Trust Fund Assets One Time Fee Obligation for Nuclear Fuel Disposition		317,000,000	312,000,000
Recovery of Spent Nuclear Fuel Storage Costs		11,000,000	22,000,000	$ 6,000,000
Current Amount Recoverable from the Federal Government		8,000,000	11,000,000
Noncurrent Amount Recoverable from the Federal Government		23,000,000	$ 5,000,000
Nuclear Incident Liability [Member]
Commitments, Guarantees and Contingencies (Textuals)
Insurance Coverage for Property Damage, Decommissioning and Decontamination		2,700,000,000
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,500,000,000
Contingent Financial Obligation for Mutual Insurance		50,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident		14,100,000,000
Commercially Available Insurance		450,000,000
Assessed Amount per Nuclear Incident		276,000,000
Deferred Premium Assessment Annual Payment		41,000,000
Commercially Available Insurance for Catastrophic Nature		450,000,000
Liability Coverage Under the Price-Anderson Act		13,600,000,000
Nuclear Incident Liability [Member] | Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies (Textuals)
Insurance Coverage for Property Damage, Decommissioning and Decontamination		2,700,000,000
Coverage for Property Damage, Decommissioning and Decontamination for a Nonnuclear Incident		1,500,000,000
Contingent Financial Obligation for Mutual Insurance		50,000,000
Insurance Protection for Public Liability Arising from a Nuclear Incident		14,100,000,000
Commercially Available Insurance		450,000,000
Assessed Amount per Nuclear Incident		276,000,000
Deferred Premium Assessment Annual Payment		41,000,000
Commercially Available Insurance for Catastrophic Nature		450,000,000
Liability Coverage Under the Price-Anderson Act		13,600,000,000
July 2019 [Member] | Letters of Credit [Member]
Pollution Control Bonds Supported by Bilateral Letters of Credit
Bilateral Letters of Credit		46,000,000
June 2022 [Member] | Letters of Credit [Member]
Commitments, Guarantees and Contingencies (Textuals)
Revolving Credit Facilities		$ 4,000,000,000

[1]	Spent Nuclear Fuel Obligation consists of a liability along with accrued interest for disposal of SNF. See “Spent Nuclear Fuel Disposal” section of Note 6 for additional information.
[2]	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
[3]	In January 2019, the letter of credit was amended to $2.2 million and the maturity date was extended until January 2020.